Derivative Liability (Details)						3 Months Ended				12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 07, 2024 USD ($) $ / shares shares	Oct. 09, 2023 USD ($) $ / shares shares	Jul. 06, 2023 USD ($) $ / shares shares	May 23, 2023 USD ($) $ / shares shares	Dec. 31, 2025 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Mar. 26, 2025 shares	Nov. 18, 2024 shares	Jun. 05, 2024 USD ($) $ / shares shares
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares		$ 30	$ 27
Purchase of warrants (in Shares)			2,917		9,000
Fair value of warrant (in Dollars) | $						$ 114,360	$ 114,360	$ (31,212)	$ (31,212)	$ (374,365)	$ (188,374)
Warrants of cashless exercised (in Shares)													3,500
Derivative liability (in Dollars) | $	$ 223,052						$ 223,052	$ 127,545		127,545	$ 24,796
October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)												3,500
June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares														$ 7.5
Purchase of warrants (in Shares)														146,667
Warrant [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)	9,450				8,333		9,450				9,000
Warrants exercise price (in Dollars per share) | $ / shares			$ 37.5	$ 67.5										$ 26,800
Purchase of warrants (in Shares)	222		12,834	222	9,000		222
Fair value of warrant (in Dollars) | $	$ 237	$ 9,450	$ 7,560	$ 3,000	$ 9,000		$ 31,212			$ 2,880	$ 14,805
Fair value warrant amount (in Shares)								4,060		4,060
Derivative liability (in Dollars) | $	$ 114,360						$ 114,360
Warrant [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)	667						667
Fair value of warrant (in Dollars) | $							$ 701
Warrant [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)	5,333						5,333	5,333		5,333				80,000
Warrants exercise price (in Dollars per share) | $ / shares														$ 9.75
Purchase of warrants (in Shares)														72,000
Fair value of warrant (in Dollars) | $					$ 72,000
Measurement Input, Share Price [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	4.8						4.8				7.24
Measurement Input, Share Price [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	4.8						4.8				7.24
Measurement Input, Share Price [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	4.8						4.8	3.26		3.26
Measurement Input, Share Price [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	4.8						4.8	3.26		3.26
Measurement Input, Share Price [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input								3.26		3.26
Measurement Input, Share Price [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrant measurement input														10.39
Measurement Input, Price Volatility [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	108.28						108.28				83.96
Measurement Input, Price Volatility [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	103.38						103.38				86.33
Measurement Input, Price Volatility [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	97.66						97.66	88.64		88.64	83.66
Measurement Input, Price Volatility [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	106.65						106.65	95.85		95.85
Measurement Input, Price Volatility [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input								90.43		90.43
Measurement Input, Price Volatility [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrant measurement input														85.72
Measurement Input, Risk Free Interest Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.89						3.89				3.84
Measurement Input, Risk Free Interest Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.89						3.89				3.84
Measurement Input, Risk Free Interest Rate [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.96						3.96	4.38		4.38	3.84
Measurement Input, Risk Free Interest Rate [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.89						3.89	4.27		4.27
Measurement Input, Risk Free Interest Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input								4.38		4.38
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrant measurement input														4.31
Measurement Input, Expected Dividend Rate [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0				0
Measurement Input, Expected Dividend Rate [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0				0
Measurement Input, Expected Dividend Rate [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0	0		0	0
Measurement Input, Expected Dividend Rate [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0	0		0
Measurement Input, Expected Dividend Rate [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input								0		0
Measurement Input, Expected Term [Member] | May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.1						3.1				4.4
Measurement Input, Expected Term [Member] | October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.5						3.5				4.8
Measurement Input, Expected Term [Member] | June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	4.2						4.2	4.4		4.4	4.5
Measurement Input, Expected Term [Member] | July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.3						3.3	3.5		3.5
Measurement Input, Expected Term [Member] | March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrant measurement input								4.2		4.2
Measurement Input, Expected Term [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Warrant measurement input														5
FirstFire [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)				3,000
FirstFire [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)	560						560	222		222
Fair value of warrant (in Dollars) | $							$ 866			$ 94
Warrants of cashless exercised (in Shares)													2,778
Mast Hill and Firstfire [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)			4,060
Mast Hill and Firstfire [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)			7,560
Mast Hill and Firstfire [Member] | Measurement Input, Share Price [Member]
Derivative Liability [Line Items]
Warrant measurement input	72,000						72,000	3.26		3.26
Mast Hill and Firstfire [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability [Line Items]
Warrant measurement input	9.75						9.75	93.9		93.9
Mast Hill and Firstfire [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input								4.27		4.27
Mast Hill and Firstfire [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input								0		0
Mast Hill and Firstfire [Member] | Measurement Input, Expected Term [Member]
Derivative Liability [Line Items]
Warrant measurement input								3.8		3.8
Mast Hill Third Party [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)		9,450
Mast Hill [Member] | Warrant [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)														152,000
finder’s fee [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)				222
May 23, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares	$ 9.75						$ 9.75	$ 9.75		$ 9.75				$ 9.75
Purchase of warrants (in Shares)											9,000			72,000
Fair value warrant amount (in Shares)											3,714
Derivative liability (in Dollars) | $														$ 112,666
July 6, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)				222							3,000
Fair value warrant amount (in Shares)											5,098
July 6, 2023 - Five-Year Anniversary [Member] | Warrant [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)				3,000
October 9, 2023 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)			4,060								7,560
Fair value warrant amount (in Shares)											20,920
October 9, 2023 - Five-Year Anniversary [Member] | Warrant [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)			7,560
March 7, 2024 - Five-Year Anniversary [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)		9,450						9,450		9,450
Fair value warrant amount (in Shares)								8,191		8,191
June 5, 2024 - five-year anniversary [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)	72,000						72,000	72,000		72,000
Derivative liability (in Dollars) | $														$ 204,114
Mast Hill [Member]
Derivative Liability [Line Items]
Fair value warrants (in Shares)					9,000
Mast Hill [Member] | Warrant [Member]
Derivative Liability [Line Items]
Warrants exercise price (in Dollars per share) | $ / shares					$ 67.5
Fair value of warrant (in Dollars) | $							$ 17,134
Mast Hill [Member] | Warrant [Member] | June 2024 Convertible Note [Member]
Derivative Liability [Line Items]
Purchase of warrants (in Shares)														80,000
Mast Hill [Member] | Measurement Input, Share Price [Member]
Derivative Liability [Line Items]
Warrant measurement input	4.8						4.8				3.26
Mast Hill [Member] | Measurement Input, Price Volatility [Member]
Derivative Liability [Line Items]
Warrant measurement input	99.62						99.62				97
Mast Hill [Member] | Measurement Input, Risk Free Interest Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.89						3.89				4.27
Mast Hill [Member] | Measurement Input, Expected Dividend Rate [Member]
Derivative Liability [Line Items]
Warrant measurement input	0						0				0
Mast Hill [Member] | Measurement Input, Expected Term [Member]
Derivative Liability [Line Items]
Warrant measurement input	3.9						3.9				3.4